UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10503

Name of Fund:  BlackRock New York Municipal 2018 Term Trust (BLH)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York

Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2015

Date of reporting period: 09/30/2015

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock New York Municipal 2018 Term Trust (BLH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 95.0%
Corporate — 3.7%
City of New York New York Industrial Development Agency, RB, American Airlines, Inc., JFK International Airport Project, VRDN, AMT, Series B, 2.00%, 8/01/28 (a)	$1,530	$1,532,310
Port Authority of New York & New Jersey, RB, Continental Airlines, Inc. and Eastern Air Lines, Inc. Project, LaGuardia Airport, AMT, 9.13%, 12/01/15	480	487,373

		2,019,683
County/City/Special District/School District — 43.8%
City of New York New York, GO:
Sub-Series G-1, 5.00%, 4/01/18	5,000	5,512,800
Sub-Series H-2, 5.00%, 6/01/20	3,470	4,037,380
City of New York New York, GO, Refunding, Series A, 5.00%, 8/01/18	500	557,070
City of New York New York Transitional Finance Authority, RB, Fiscal 2008, Series S-1, 5.00%, 1/15/23	1,400	1,532,944
City of New York New York Transitional Finance Authority, Refunding RB, Subordinate, Future Tax Secured, Series B, 5.00%, 2/01/20	2,000	2,309,140
City of Rochester New York, GO, Refunding, Series I, 4.00%, 8/15/18	2,000	2,174,400
County of Erie New York Industrial Development Agency, GO (c):
Series A, 5.00%, 9/15/18	350	390,821
Series B, 5.00%, 6/01/18	1,000	1,107,280
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, VRDN, New York City Recovery, Sub-Series 3H (Royal Bank of Canada SBPA), 0.01%, 11/01/22 (a)	1,180	1,180,000
New York State Dormitory Authority, RB:
General Purpose, Series E, 5.00%, 8/15/19	1,500	1,719,945
School Districts Financing Program, 4.00%, 10/01/18	535	581,197

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
New York State Dormitory Authority, Refunding RB, Series A, 3rd General Resolution, State University Educational Facilities, 4.00%, 5/15/18	$1,000	$1,082,910
New York State Urban Development Corp., Refunding RB, Series D, 5.50%, 1/01/19	750	858,000
Owego Apalachin Central School District, GO, Refunding (AGM), 4.00%, 6/15/18	1,015	1,092,434

		24,136,321
Education — 6.3%
County of Tompkins New York Development Corp., RB, 4.00%, 7/01/18	500	540,195
New York State Dormitory Authority, LRB, State University Dormitory Facilities, Series A, 5.00%, 7/01/21	250	289,870
New York State Dormitory Authority, RB, Series C, Pratt Institute (AGC), 5.00%, 7/01/19	600	681,042
New York State Dormitory Authority, Refunding RB:
Mental Health Services, 5.00%, 8/15/18 (b)	5	5,595
Series A, 4.00%, 7/01/18	310	334,481
Teachers College, Series A, 5.00%, 7/01/17	200	215,026
Teachers College, Series A, 5.00%, 7/01/18	250	277,443
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A:
5.00%, 6/01/18	600	655,092
5.00%, 6/01/19	400	446,828

		3,445,572

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2015	1

Schedule of Investments (continued)	BlackRock New York Municipal 2018 Term Trust (BLH)

Municipal Bonds	Par (000)	Value
New York (continued)
Health — 6.5%
New York State Dormitory Authority, Refunding RB, Miriam Osborn Memorial Home, 2.50%, 7/01/18	$1,890	$1,922,791
New York State Dormitory Authority, Refunding RB, Series A:
North Shore Long Island Jewish, 5.00%, 5/01/18	615	674,717
North Shore Long Island Jewish, 4.00%, 5/01/19	250	271,315
North Shore Long Island Jewish, 5.00%, 5/01/19	650	729,462

		3,598,285
Housing — 0.2%
New York State Dormitory Authority, Refunding RB, Series A, State University Educational Facilities, 5.88%, 5/15/17	125	131,728
State — 10.4%
New York State Dormitory Authority, RB, General Purpose, Series A, 5.00%, 3/15/18	2,000	2,207,760
New York State Dormitory Authority, Refunding LRB, Municipal Health Facilities, 4.00%, 5/15/18	550	591,613
New York State Urban Development Corp., RB, State Personal Income Tax, Series A-1, 5.00%, 12/15/22	500	559,475
State of New York, GO, Series E, 5.00%, 12/15/20	2,000	2,375,360

		5,734,208
Tobacco — 1.3%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB:
4.00%, 6/01/17	350	366,247
4.00%, 6/01/18	350	372,977

		739,224
Transportation — 16.0%
Metropolitan Transportation Authority, Refunding RB, Series C, 5.00%, 11/15/18	1,965	2,207,520

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
New York State Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/20	$1,750	$1,953,998
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 5.00%, 12/01/20	300	340,590
Port Authority of New York & New Jersey, Refunding RB, 178th Series, AMT, 5.00%, 12/01/18	900	1,005,129
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series B, 4.00%, 11/15/18	3,000	3,294,480

		8,801,717
Utilities — 6.8%
Long Island Power Authority, Refunding RB, Series A, 5.25%, 4/01/21	1,000	1,110,640
New York City Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2012, Series FF, 5.00%, 6/15/20	2,000	2,339,400
Upper Mohawk Valley Regional Water Finance Authority, Refunding RB, Water System, 4.00%, 4/01/18	300	320,805

		3,770,845
Total Municipal Bonds in New York		52,377,583
Guam — 0.3%
Utilities — 0.3%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/19	140	160,021
U.S. Virgin Islands — 3.4%
State — 3.4%
Virgin Islands Public Finance Authority, RB, Series A:
5.00%, 10/01/16	630	654,243
5.00%, 10/01/17	665	709,183
5.00%, 10/01/18	460	501,211
Total Municipal Bonds in U.S. Virgin Islands		1,864,637
Total Long-Term Investments (Cost — $52,745,579) — 98.7%		54,402,241

2	BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock New York Municipal 2018 Term Trust (BLH)

Short-Term Securities	Shares	Value
BIF New York Municipal Money Fund, 0.00% (d)(e)	1,742,889	$1,742,889
Total Short-Term Securities (Cost — $1,742,889) — 3.1%		1,742,889
Total Investments (Cost — $54,488,468*) — 101.8%		56,145,130
Liabilities in Excess of Other Assets — (1.8)%		(1,008,648)

Net Assets Applicable to Common Shares — 100.0%		$55,136,482

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$54,488,697

Gross unrealized appreciation	$1,657,793
Gross unrealized depreciation	(1,360)

Net unrealized appreciation	$1,656,433

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(c)	When-issued security.

(d)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Net Activity	Shares Held at September 30, 2015	Net Income	Realized Gain
BIF New York Municipal Money Fund	721,078	1,021,811	1,742,889	$1	$37

(e)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2015	3

Schedule of Investments (concluded)	BlackRock New York Municipal 2018 Term Trust (BLH)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$54,402,241	—	$54,402,241
Short-Term Securities	$1,742,889	—	—	1,742,889

Total	$1,742,889	$54,402,241	—	$56,145,130

[1] See above Schedule of Investments for values in each sector. During the period ended September 30, 2015, there were no transfers between levels.

4	BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

 Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal 2018 Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock New York Municipal 2018 Term Trust

Date: November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock New York Municipal 2018 Term Trust

Date: November 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock New York Municipal 2018 Term Trust

Date: November 23, 2015